Note 5 - Notes Payable (Details Textual)							1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 29, 2017 USD ($) $ / shares shares	Dec. 04, 2017 USD ($) a	Nov. 13, 2017 USD ($) $ / shares	Oct. 30, 2017 USD ($) $ / shares shares	Oct. 05, 2017 USD ($) $ / shares	Jul. 14, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 25, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 15, 2016 $ / shares shares	May 01, 2016 USD ($)	Feb. 01, 2016 USD ($)	Sep. 30, 2015 $ / shares	Jul. 31, 2014 a
Area of Land | a		5																		5
Repayments of Notes Payable										$ 227,904		$ 227,904	$ 0
Interest Expense									754,379	81,575		201,367	162,834
Amortization of Debt Discount (Premium)									$ 708,645	21,668		$ 9,636	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 3.68	$ 6.19	$ 3.42		$ 3.42	$ 3.68	$ 6.19						$ 8.92
Debt Instrument, Unamortized Discount							$ 0	$ 35,250	$ 843,452		$ 843,452	$ 0	$ 35,250
Adjustments to Additional Paid in Capital, Warrant Issued													756,637
Strategic Capital Partners [Member]
Amortization of Debt Discount (Premium)									5,341	9,763		25,614	0
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.50
Line of Credit Outstanding Amount Assumed by Related Party						$ 521,297
Notes Payable, Related Parties						$ 2,431,646	1,978,683	$ 2,024,297	1,931,646		1,931,646	1,978,683	$ 2,024,297
Debt Conversion, Converted Instrument, Shares Issued | shares						400,000
Average Daily Volume Of Shares Trades | shares						100,000
Debt Instrument, Unamortized Premium						$ 72,651	47,037		41,696		41,696	47,037
Strategic Capital Partners [Member] | Debt Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount						500,000
Strategic Capital Partners [Member] | Debt Converted into Promissory Notes [Member]
Debt Conversion, Original Debt, Amount						$ 1,931,646
GVC Capital LLC [Member]
Debt Instrument, Unamortized Discount	$ 15,438
Payments of Debt Issuance Costs	64,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 48,562
Warrants Issued to Unrelated Parties Lenders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				660,000				75,000					75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.50				$ 0.75					$ 0.75
Debt Instrument, Unamortized Discount								$ 35,250					$ 35,250
Adjustments to Additional Paid in Capital, Warrant Issued								$ 35,250
Warrants Issued to Accredited Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	533,333
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.50
Warrants Issued to Placement Agent [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	106,667
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.50
Warrant to Related Party, Set 1 [Member] | Strategic Capital Partners [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.50
Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								75,000					75,000			75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.25					$ 1.25			$ 1.25
Warrants to Purchase Additional Shares [Member] | Strategic Capital Partners [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 3
Average Closing Price per Share | $ / shares						$ 4.80
Average Daily Volume Of Shares Trades | shares						100,000
Minimum [Member] | Strategic Capital Partners [Member]
Average Closing Price per Share | $ / shares						$ 3
Unrelated Party [Member]
Interest Expense												4,267	$ 12,337
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.75					$ 0.75
Debt Instrument, Unamortized Discount							0					0
Line of Credit Facility, Current Borrowing Capacity																	$ 1,000,000	$ 200,000
Unrelated Party [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage								8.00%					8.00%
Unrelated Party [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage								18.00%					18.00%
Unrelated Party [Member] | Construction Loans [Member]
Repayments of Notes Payable		$ 601,363
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Proceeds from Issuance of Long-term Debt				$ 800,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 357,612
Amortization of Debt Discount (Premium)									712,736	0
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 1.50
Debt Instrument, Unamortized Discount				$ 442,388
Debt Instrument, Face Amount		800,000
Loan Secured by Land [Member]
Repayments of Notes Payable		$ 990,000							990,000
Promissory Notes [member] | Unrelated Party [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 150,000
Debt Instrument, Interest Rate, Stated Percentage														12.00%
Proceeds from Lines of Credit							80,000				89,677
Interest Payable							1,255		4,311		4,311	1,255
Interest Expense									3,057	0		1,255	$ 0
Loans Due and Payable on October 5, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Proceeds from Issuance of Long-term Debt					$ 128,000
Debt Instrument, Conversion Price, Market Price | $ / shares					$ 1.35
Debt Instrument, Variable Conversion Price, Input, Percentage					65.00%
Debt Instrument, Fixed Conversion Price					1
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 3,000
Amortization of Debt Discount (Premium)									750	0
Loans Due and Payable on October 5, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Prepay, Premiums, Percentage					15.00%
Loans Due and Payable on October 5, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Prepay, Premiums, Percentage					35.00%
Loans Due and Payable on November 13, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Proceeds from Issuance of Long-term Debt			$ 68,000
Debt Instrument, Conversion Price, Market Price | $ / shares			$ 1.35
Debt Instrument, Variable Conversion Price, Input, Percentage			65.00%
Debt Instrument, Fixed Conversion Price			1
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 3,000
Amortization of Debt Discount (Premium)									500	0
Loans Due and Payable on November 13, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Prepay, Premiums, Percentage			15.00%
Loans Due and Payable on November 13, 2018 [Member] | Unrelated Party [Member] | Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Prepay, Premiums, Percentage			35.00%
Notes Due and Payable on December 31, 2018 [Member] | Accredited Investors [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 128,976
Amortization of Debt Discount (Premium)									0
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.50
Debt Instrument, Unamortized Discount	$ 607,024
Debt Instrument, Face Amount	$ 800,000
Promissory Note One [Member] | Strategic Capital Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage						9.50%
Interest Payable							47,630					47,630
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 1.25
Notes Payable, Related Parties						$ 1,000,000
Average Closing Price per Share | $ / shares						$ 2.50
Convertible Debt, Number of Trading Days						20
Average Daily Volume Of Shares Trades | shares						100,000
Period to Notify End of Right to Convert Notes						10 days
Period before Right to Convert Notes Expires						45 days
Promissory Note Two [Member] | Strategic Capital Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Interest Payable							$ 37,368		$ 106,596	$ 84,998	$ 106,596	$ 37,368			$ 0
Notes Payable, Related Parties						$ 931,646